Vanguard® Value Index Fund
Schedule of Investments (unaudited)
As of September 30, 2022
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.9%)
Basic Materials (2.1%)
	Air Products and Chemicals Inc.	1,946,275	452,957
	Freeport-McMoRan Inc.	12,532,338	342,509
	Newmont Corp.	6,972,723	293,063
	Dow Inc.	6,309,147	277,161
	Nucor Corp.	2,299,997	246,077
	International Flavors & Fragrances Inc.	2,239,663	203,429
	LyondellBasell Industries NV Class A	2,292,384	172,571
	CF Industries Holdings Inc.	1,750,722	168,507
	Mosaic Co.	3,033,579	146,613
	FMC Corp.	1,106,540	116,961
	Avery Dennison Corp.	713,872	116,147
	International Paper Co.	3,180,245	100,814
	Celanese Corp. Class A	856,569	77,382
	Eastman Chemical Co.	1,078,894	76,655
	Westlake Corp.	141,270	12,273
			2,803,119
Consumer Discretionary (5.0%)
	Walmart Inc.	12,035,576	1,561,014
	Target Corp.	4,037,591	599,138
	General Motors Co.	12,153,971	390,021
	Ford Motor Co.	34,641,960	387,990
*	Dollar Tree Inc.	1,868,951	254,364
	Activision Blizzard Inc.	3,092,850	229,922
*	Warner Bros Discovery Inc.	19,195,216	220,745
	Genuine Parts Co.	1,242,680	185,557
	DR Horton Inc.	2,747,417	185,039
	eBay Inc.	4,826,724	177,672
	Lennar Corp. Class A	2,320,059	172,960
*	Southwest Airlines Co.	5,213,161	160,774
*	Delta Air Lines Inc.	5,634,106	158,093
	Darden Restaurants Inc.	1,076,978	136,044
	Omnicom Group Inc.	1,800,006	113,562
	Best Buy Co. Inc.	1,780,206	112,758
	Garmin Ltd.	1,355,407	108,853
	LKQ Corp.	2,289,916	107,970
*	United Airlines Holdings Inc.	2,870,800	93,387
*	CarMax Inc.	1,398,344	92,319
	VF Corp.	3,071,186	91,859
	Advance Auto Parts Inc.	528,052	82,556
	MGM Resorts International	2,763,560	82,133
	Fox Corp. Class A	2,652,135	81,368
[1]	Paramount Global Inc. Class B	4,249,572	80,912

		Shares	Market Value ($000)
	Hasbro Inc.	1,152,428	77,697
	PulteGroup Inc.	2,033,583	76,259
*,1	Lucid Group Inc.	5,146,826	71,901
	News Corp. Class A	4,398,211	66,457
	BorgWarner Inc. (XNYS)	2,080,331	65,322
	Whirlpool Corp.	478,865	64,556
*	Carnival Corp.	8,672,784	60,970
*	Liberty Media Corp.- Liberty SiriusXM Class C	1,307,318	49,299
	Interpublic Group of Cos. Inc.	1,718,790	44,001
	Fox Corp. Class B	1,217,967	34,712
*	American Airlines Group Inc.	2,849,614	34,309
	Lear Corp.	260,719	31,205
	Bath & Body Works Inc.	952,651	31,056
*,1	GameStop Corp. Class A	1,137,005	28,573
*	Liberty Media Corp.- Liberty SiriusXM Class A	686,301	26,128
[1]	Paramount Global Class A	114,325	2,463
	Lennar Corp. Class B	15,603	929
	News Corp. Class B	27,910	430
			6,633,277
Consumer Staples (11.4%)
	Procter & Gamble Co.	20,981,132	2,648,868
	PepsiCo Inc.	12,120,793	1,978,841
	Coca-Cola Co.	34,182,737	1,914,917
	Philip Morris International Inc.	13,612,638	1,129,985
	CVS Health Corp.	11,523,338	1,098,981
	Mondelez International Inc. Class A	12,028,313	659,512
	Altria Group Inc.	15,800,252	638,014
	McKesson Corp.	1,262,653	429,138
	General Mills Inc.	5,233,533	400,941
	Archer-Daniels-Midland Co.	4,916,606	395,541
	Corteva Inc.	6,360,347	363,494
	Kimberly-Clark Corp.	2,965,853	333,777
	Sysco Corp.	4,466,721	315,842
	Constellation Brands Inc. Class A	1,256,927	288,691
	Keurig Dr Pepper Inc.	7,445,750	266,707
	Colgate-Palmolive Co.	3,662,982	257,324
	Kraft Heinz Co.	6,995,256	233,292
	Kroger Co.	4,657,368	203,760
	Walgreens Boots Alliance Inc.	6,452,949	202,623
	AmerisourceBergen Corp. Class A	1,365,542	184,799
	Tyson Foods Inc. Class A	2,544,297	167,745
	McCormick & Co. Inc.	2,200,445	156,826
	Kellogg Co.	2,240,773	156,092
	Clorox Co.	1,081,853	138,899
	Conagra Brands Inc.	4,222,196	137,770
	J M Smucker Co.	889,325	122,202
	Hormel Foods Corp.	2,398,440	108,985
	Campbell Soup Co.	1,716,192	80,867
	Molson Coors Beverage Co. Class B	792,012	38,009
	Albertsons Cos. Inc. Class A	1,399,736	34,797
			15,087,239
Energy (7.9%)
	Exxon Mobil Corp.	36,588,164	3,194,513
	Chevron Corp.	15,465,664	2,221,952
	ConocoPhillips	11,177,967	1,143,953
	EOG Resources Inc.	5,142,716	574,596
	Schlumberger NV	12,406,980	445,411

		Shares	Market Value ($000)
	Marathon Petroleum Corp.	4,380,865	435,151
	Occidental Petroleum Corp.	6,138,541	377,213
	Valero Energy Corp.	3,461,052	369,813
	Devon Energy Corp.	5,753,087	345,933
	Phillips 66	4,226,109	341,132
	Williams Cos. Inc.	10,706,126	306,516
	Kinder Morgan Inc.	16,827,638	280,012
	ONEOK Inc.	3,925,668	201,151
	Baker Hughes Co. Class A	4,443,821	93,142
	Halliburton Co.	3,585,200	88,268
	Continental Resources Inc.	476,897	31,862
			10,450,618
Financials (19.0%)
*	Berkshire Hathaway Inc. Class B	15,229,181	4,066,496
	JPMorgan Chase & Co.	25,750,828	2,690,962
	Bank of America Corp.	59,976,220	1,811,282
	Wells Fargo & Co.	33,308,912	1,339,684
	Charles Schwab Corp.	13,570,658	975,323
	Morgan Stanley	11,301,240	892,911
	Goldman Sachs Group Inc.	2,810,894	823,732
	BlackRock Inc.	1,256,845	691,617
	Citigroup Inc.	16,145,953	672,802
	Marsh & McLennan Cos. Inc.	4,379,923	653,879
	Chubb Ltd.	3,483,385	633,558
	Progressive Corp.	5,131,890	596,377
	CME Group Inc.	3,154,024	558,672
	PNC Financial Services Group Inc.	3,599,505	537,838
	Truist Financial Corp.	11,637,646	506,703
	US Bancorp	11,748,312	473,692
	Intercontinental Exchange Inc.	4,906,309	443,285
	Travelers Cos. Inc.	2,084,970	319,417
	MetLife Inc.	5,245,279	318,808
	American International Group Inc.	6,667,771	316,586
	Arthur J Gallagher & Co.	1,847,867	316,392
	Allstate Corp.	2,373,242	295,540
	Aflac Inc.	4,998,333	280,906
	Prudential Financial Inc.	3,273,619	280,811
	M&T Bank Corp.	1,542,932	272,050
	Bank of New York Mellon Corp.	6,390,304	246,154
	KKR & Co. Inc.	5,663,851	243,546
	Ameriprise Financial Inc.	950,443	239,464
	Discover Financial Services	2,400,129	218,220
	T Rowe Price Group Inc.	1,982,953	208,230
	Willis Towers Watson plc	966,157	194,140
	Fifth Third Bancorp	6,027,763	192,647
	Hartford Financial Services Group Inc.	2,838,993	175,847
	Nasdaq Inc.	3,021,505	171,259
	Raymond James Financial Inc.	1,706,717	168,658
	Huntington Bancshares Inc.	12,668,259	166,968
	Regions Financial Corp.	8,208,114	164,737
	Principal Financial Group Inc.	2,189,473	157,970
	Citizens Financial Group Inc.	4,354,047	149,605
	Northern Trust Corp.	1,739,390	148,822
	State Street Corp.	2,313,348	140,675
*	Arch Capital Group Ltd.	3,081,231	140,319
	KeyCorp.	8,192,109	131,238
*	Markel Corp.	112,758	122,254
	Cincinnati Financial Corp.	1,328,653	119,007

		Shares	Market Value ($000)
	W R Berkley Corp.	1,747,973	112,884
	Cboe Global Markets Inc.	931,967	109,385
	Everest Re Group Ltd.	346,205	90,858
	Loews Corp.	1,799,984	89,711
	Equitable Holdings Inc.	3,299,806	86,950
	Fidelity National Financial Inc.	2,305,701	83,466
	Ally Financial Inc.	2,440,084	67,908
	Annaly Capital Management, Inc.	3,821,499	65,577
	Franklin Resources Inc.	2,409,039	51,843
*	Alleghany Corp.	56,111	47,098
	Globe Life Inc.	385,206	38,405
	Lincoln National Corp.	672,884	29,546
	Interactive Brokers Group Inc. Class A	429,325	27,438
*,1	Corebridge Financial Inc.	566,775	11,160
[1]	Rocket Cos. Inc. Class A	963,158	6,087
			25,187,399
Health Care (21.6%)
	UnitedHealth Group Inc.	8,213,096	4,147,942
	Johnson & Johnson	23,084,042	3,771,009
	Eli Lilly & Co.	7,507,954	2,427,697
	Pfizer Inc.	49,275,781	2,156,308
	AbbVie Inc.	15,522,797	2,083,315
	Merck & Co. Inc.	22,242,072	1,915,487
	Abbott Laboratories	15,375,463	1,487,730
	Bristol-Myers Squibb Co.	18,749,220	1,332,882
	Amgen Inc.	4,697,528	1,058,823
	Elevance Health Inc.	2,106,550	956,879
	Medtronic plc	11,675,999	942,837
	Cigna Corp.	2,678,046	743,078
	Danaher Corp.	2,873,171	742,111
	Gilead Sciences Inc.	11,000,626	678,629
	Becton Dickinson and Co.	2,502,591	557,652
	Humana Inc.	1,110,370	538,740
*	Centene Corp.	5,021,784	390,745
	HCA Healthcare Inc.	1,891,376	347,616
*	Biogen Inc.	1,274,836	340,381
*	Regeneron Pharmaceuticals Inc.	447,289	308,124
	Baxter International Inc.	4,420,304	238,078
	Zimmer Biomet Holdings Inc.	1,843,271	192,714
	Laboratory Corp. of America Holdings	794,206	162,661
	Cardinal Health Inc.	2,393,973	159,630
*	Hologic Inc.	2,193,138	141,501
	Royalty Pharma plc Class A	3,263,560	131,130
	Quest Diagnostics Inc.	1,024,334	125,676
	Viatris Inc.	10,651,898	90,754
*	Molina Healthcare Inc.	254,585	83,972
	Teleflex Inc.	411,610	82,923
*	Henry Schein Inc.	1,195,660	78,639
	STERIS plc	439,257	73,040
*	DaVita Inc.	441,218	36,520
	DENTSPLY SIRONA Inc.	948,542	26,891
*	Elanco Animal Health Inc. (XNYS)	1,983,085	24,610
	Universal Health Services Inc. Class B	274,824	24,234
			28,600,958
Industrials (12.9%)
	Raytheon Technologies Corp.	12,960,973	1,060,985
	Honeywell International Inc.	5,912,712	987,245

		Shares	Market Value ($000)
	Lockheed Martin Corp.	2,327,642	899,145
	Deere & Co.	2,414,352	806,128
	Caterpillar Inc.	4,633,485	760,262
	American Express Co.	4,934,399	665,700
	General Electric Co.	9,621,126	595,644
	Northrop Grumman Corp.	1,221,892	574,680
	3M Co.	4,856,079	536,597
	Union Pacific Corp.	2,739,888	533,785
	United Parcel Service Inc. Class B	3,210,818	518,675
	CSX Corp.	18,788,104	500,515
	Eaton Corp. plc	3,494,126	465,977
	General Dynamics Corp.	2,166,877	459,746
	Illinois Tool Works Inc.	2,446,809	442,016
	Norfolk Southern Corp.	2,060,425	431,968
	Fidelity National Information Services Inc.	5,341,556	403,661
	Emerson Electric Co.	5,196,011	380,452
	L3Harris Technologies Inc.	1,678,091	348,758
	Capital One Financial Corp.	3,363,900	310,051
	FedEx Corp.	2,054,984	305,103
	Johnson Controls International plc	6,046,848	297,626
	Trane Technologies plc	2,031,096	294,123
	Parker-Hannifin Corp.	1,127,972	273,319
	Carrier Global Corp.	7,398,624	263,095
	Cummins Inc.	1,240,324	252,418
	Otis Worldwide Corp.	3,694,475	235,707
	PACCAR Inc.	2,749,214	230,082
	AMETEK Inc.	2,016,973	228,745
	PPG Industries Inc.	2,064,498	228,519
	DuPont de Nemours Inc.	3,947,562	198,957
	WW Grainger Inc.	402,119	196,713
	Fortive Corp.	3,124,951	182,185
*	United Rentals Inc.	614,864	166,087
	Ingersoll Rand Inc.	3,542,114	153,232
	Dover Corp.	1,261,073	147,016
	Xylem Inc.	1,582,865	138,279
	Expeditors International of Washington Inc.	1,434,719	126,700
	Westinghouse Air Brake Technologies Corp.	1,517,954	123,486
	Jacobs Solutions Inc.	1,121,039	121,621
	Synchrony Financial	4,232,837	119,324
	Textron Inc.	1,858,355	108,268
	CH Robinson Worldwide Inc.	1,088,322	104,816
	Stanley Black & Decker Inc.	1,298,604	97,668
	Snap-on Inc.	467,906	94,213
	Masco Corp.	1,981,212	92,503
	Packaging Corp. of America	823,383	92,458
	Martin Marietta Materials Inc.	274,047	88,268
	Crown Holdings Inc.	1,064,468	86,254
	Westrock Co.	2,233,877	69,004
	Ball Corp.	1,380,632	66,712
	Fortune Brands Home & Security Inc.	1,135,835	60,983
*	FleetCor Technologies Inc.	313,107	55,160
	Hubbell Inc. Class B	235,806	52,585
			17,033,219
Real Estate (3.1%)
	Prologis Inc.	6,502,757	660,680
	Welltower Inc.	4,065,365	261,484
	Simon Property Group Inc.	2,869,455	257,534
	VICI Properties Inc.	8,461,444	252,574

		Shares	Market Value ($000)
	AvalonBay Communities Inc.	1,224,804	225,597
	Equity Residential	3,139,028	211,006
	Extra Space Storage Inc.	1,176,454	203,185
	Alexandria Real Estate Equities Inc.	1,433,461	200,957
	Weyerhaeuser Co.	6,503,783	185,748
*	CBRE Group Inc. Class A	2,680,958	180,992
	Duke Realty Corp.	3,382,208	163,022
	Realty Income Corp.	2,712,854	157,888
	Mid-America Apartment Communities Inc.	1,014,163	157,266
	Ventas Inc.	3,511,446	141,055
	Essex Property Trust Inc.	572,028	138,562
	WP Carey Inc.	1,694,650	118,287
	Iron Mountain Inc.	2,553,651	112,284
	Healthpeak Properties Inc.	4,739,958	108,640
	Boston Properties Inc.	1,239,141	92,898
	UDR Inc.	1,427,086	59,524
	Camden Property Trust	467,922	55,893
	Host Hotels & Resorts Inc.	3,140,368	49,869
	Regency Centers Corp.	751,482	40,467
			4,035,412
Technology (6.3%)
	Broadcom Inc.	3,368,936	1,495,841
	International Business Machines Corp.	7,926,846	941,789
	Intel Corp.	36,038,632	928,716
	Oracle Corp.	12,873,258	786,170
	Analog Devices Inc.	4,517,847	629,517
	QUALCOMM Inc.	4,927,238	556,679
	TE Connectivity Ltd.	2,803,962	309,445
	Cognizant Technology Solutions Corp. Class A	4,548,966	261,293
	Micron Technology Inc.	4,847,113	242,840
*	ON Semiconductor Corp.	3,806,041	237,230
	VMware Inc. Class A	2,035,921	216,744
	HP Inc.	8,149,805	203,093
	Corning Inc.	6,683,378	193,952
	CDW Corp.	1,188,126	185,443
	Hewlett Packard Enterprise Co.	11,415,499	136,758
	NetApp Inc.	1,930,554	119,405
[2]	Citrix Systems Inc.	1,114,111	115,868
*	Akamai Technologies Inc.	1,395,007	112,047
	NortonLifeLock Inc.	4,771,567	96,099
	Seagate Technology Holdings plc	1,742,411	92,749
	SS&C Technologies Holdings Inc.	1,902,223	90,831
*	Western Digital Corp.	2,763,054	89,937
	Dell Technologies Inc. Class C	2,217,471	75,771
*	Qorvo Inc.	906,703	72,001
	Leidos Holdings Inc.	599,808	52,465
*	F5 Inc.	261,505	37,848
*	IAC/InterActiveCorp.	348,203	19,283
*	UiPath Inc. Class A	1,323,098	16,684
			8,316,498
Telecommunications (3.8%)
	Verizon Communications Inc.	35,030,556	1,330,110
	Cisco Systems Inc.	32,726,144	1,309,046
	Comcast Corp. Class A	38,642,008	1,133,370
	AT&T Inc.	60,578,581	929,275
	Motorola Solutions Inc.	732,956	164,160
	Lumen Technologies Inc.	9,092,444	66,193

		Shares	Market Value ($000)
	Juniper Networks Inc.	1,416,273	36,993
*	DISH Network Corp. Class A	2,176,825	30,106
			4,999,253
Utilities (6.8%)
	NextEra Energy Inc.	17,442,541	1,367,670
	Southern Co.	9,329,802	634,426
	Duke Energy Corp.	6,760,434	628,856
	Waste Management Inc.	3,627,290	581,128
	Dominion Energy Inc.	7,307,772	505,040
	Sempra Energy (XNYS)	2,757,168	413,410
	American Electric Power Co. Inc.	4,506,561	389,592
	Exelon Corp.	8,713,408	326,404
	Xcel Energy Inc.	4,805,947	307,581
	Consolidated Edison Inc.	3,115,429	267,179
	WEC Energy Group Inc.	2,771,145	247,823
	Public Service Enterprise Group Inc.	4,383,296	246,473
	Republic Services Inc. Class A	1,804,166	245,439
	Constellation Energy Corp.	2,866,358	238,452
	Eversource Energy	3,043,886	237,301
*	PG&E Corp.	18,409,096	230,114
	American Water Works Co. Inc.	1,596,683	207,824
	Edison International	3,350,853	189,591
	Ameren Corp.	2,267,375	182,637
	Entergy Corp.	1,787,057	179,832
	FirstEnergy Corp.	4,768,694	176,442
	DTE Energy Co.	1,531,649	176,216
	PPL Corp.	6,467,540	163,952
	CenterPoint Energy Inc.	5,529,651	155,826
	CMS Energy Corp.	2,549,255	148,469
	AES Corp.	5,868,409	132,626
	Evergy Inc.	2,004,712	119,080
	Alliant Energy Corp.	2,201,533	116,659
	NiSource Inc.	3,566,116	89,830
	Vistra Corp.	3,658,234	76,823
	Avangrid Inc.	677,937	28,270
			9,010,965
Total Common Stocks (Cost $116,908,925)			132,157,957
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[3,4]	Vanguard Market Liquidity Fund, 2.828% (Cost $182,665)	1,827,279	182,673
Total Investments (100.0%) (Cost $117,091,590)			132,340,630
Other Assets and Liabilities—Net (0.0%)			16,522
Net Assets (100%)			132,357,152
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $110,209,000.
2	Security value determined using significant unobservable inputs.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $117,081,000 was received for securities on loan, of which $115,181,000 is held in Vanguard Market Liquidity Fund and $1,900,000 is held in cash.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2022	821	147,842	(2,099)

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
AT&T Inc.	8/31/23	BANA	30,680	(2.548)	—	(69)
Goldman Sachs Group Inc.	8/30/24	BANA	54,214	(3.155)	—	(147)
Kroger Co.	1/31/23	GSI	47,880	(2.884)	—	(4,172)
State Street Corp.	8/30/24	BANA	41,047	(3.155)	315	—
State Street Corp.	8/30/24	BANA	4,865	(3.319)	42	—
					357	(4,388)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).

C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of September 30, 2022, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	132,042,089	—	115,868	132,157,957
Temporary Cash Investments	182,673	—	—	182,673
Total	132,224,762	—	115,868	132,340,630
Derivative Financial Instruments
Assets
Swap Contracts	—	357	—	357
Liabilities
Futures Contracts[1]	2,099	—	—	2,099
Swap Contracts	—	4,388	—	4,388
Total	2,099	4,388	—	6,487
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.